Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and Other Payables [Abstract]
Schedule of Trade and Other Payables
	Consolidated
	30 June 2023	30 June 2022
	$	$

Trade payables	2,810,643	136,372
Accrued Expenses	405,015	216,788
Employment related payables	251,896	147,609
	3,467,554	500,769